Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	March 31,
	2024	2023
Preferred stock	4,015,002	14,897,532
Preferred stock warrants	—	1,429,942
Common stock warrants	14,215,112	—
Restricted stock units	562,428	—
Options to purchase common stock	4,882,418	1,538,083
	23,674,960	17,865,557

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	December 31,
	2023	2022
Preferred stock	4,015,002	12,330,395
Preferred stock warrants	—	2,878,519
Public and private warrants	14,215,112	—
Options to purchase common stock	3,666,234	1,671,076
	21,896,348	16,879,990